Commitments, contingencies and legal proceedings - Contractual obligations (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Contractual obligations
Purchase obligations	€ 3,052
2021
Contractual obligations
Purchase obligations	2,780
Leases committed but not yet commenced	4
Due between 1 and 3 years
Contractual obligations
Purchase obligations	159
Due between 3 and 5 years
Contractual obligations
Purchase obligations	109
Due between 2 and 5 years
Contractual obligations
Leases committed but not yet commenced	71
More than 5 years
Contractual obligations
Purchase obligations	4
Leases committed but not yet commenced	€ 106